Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses and Other Current Assets
Prepaid expenses	$ 5,116	$ 1,024	$ 314
Prepaid contract research costs	427	169	908
Research and development tax credit	696	1,131	405
Value added tax receivable	3,204	4,315	1,302
Deferred financing costs	2,904	38
Prepaid expenses and other current assets	$ 12,347	$ 6,677	$ 2,929